BASIC AND DILUTED EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Year Ended December 31,
	2015	2016	2017

Numerator:
Net income	$366	$16,238	$4,030

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	40,178,292	35,173,562	31,103,703
Effect of dilutive securities:
Employee stock options, warrants and RSUs	386,653	605,292	1,064,659

Denominator for diluted earnings per share - adjusted weighted average number of shares	40,564,945	35,778,854	32,168,362